Capital Stock (Details Narrative) - USD ($) None in scaling factor is -9223372036854775296		1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 19, 2013	Feb. 28, 2014	Jun. 30, 2015	Mar. 31, 2014	Mar. 31, 2015
Common shares authorized			250,000,000		250,000,000
Number of shares for founders issuance	24,400,000	6,173,200	4,299,400
Common stock, shares issued			34,472,602		24,000,000
Common stock, shares outstanding			34,472,602		24,000,000
Content Checked Inc [Member]
Common shares authorized				1,000,000	1,000,000
Common stock, no par value
Number of shares for founders issuance				962,000
Common stock, shares issued				1,000,000	1,000,000
Common stock, shares outstanding				1,000,000	1,000,000
Content Checked Inc [Member] | Investors [Member]
Number of stock shares sold during period					38,000
Proceeds from issuance of common stock					$ 310,000